SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Useful Lives of Property, Plant and Equipment) (Details)	12 Months Ended
Dec. 31, 2015
Furniture Test or Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Computers And Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	2 years
Computers And Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years